Subsequent Events (Details Narrative)							1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2023 USD ($) $ / shares	Jan. 09, 2023 shares	Dec. 20, 2022 USD ($) $ / shares shares	May 16, 2022 USD ($) $ / shares shares	Jan. 20, 2022 USD ($)	Jan. 20, 2022 USD ($)	Jan. 31, 2023 USD ($) $ / shares	Feb. 28, 2022 $ / shares shares	Jan. 04, 2023 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 29, 2022
Subsequent Event [Line Items]
Aggregate value of common stock | $										$ 1,620,000	$ 5,245,000		$ 2,513,000
Fair value of common shares issued for services, shares | shares										436,250
Fair value of common shares issued for services | $										$ 1,309,000	$ 1,683,000	$ 1,744,000	$ 115,000
Options to purchase common stock | shares										245,000		4,415,000
Accrued interest rate percentage														6.00%
Common stock, par value | $ / shares										$ 0.0001		$ 0.0001	$ 0.0001
2022 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Options to purchase common stock | shares												4,000,000
Stock option, expiration date												Apr. 01, 2031
Number of options vested | shares												83,333
Senior Convertible Note Holders [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares | shares				518,082
Common Stock [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares | shares										540,002	2,597,500		1,269,250
Aggregate value of common stock | $
Fair value of common shares issued for services, shares | shares										436,250	841,500	851,488	57,500
Fair value of common shares issued for services | $
Common Stock [Member] | Senior Convertible Note Holders [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares | shares				203,503
Aggregate value of common stock | $				$ 611,000						$ 1,600,000
Share price | $ / shares				$ 3.00
Automobile Loan [Member]
Subsequent Event [Line Items]
Face amount | $					$ 49,000	$ 49,000
Loan term					71 months
Increase in outstanding balance additional, percentage					15.54%	15.54%
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares granted | shares								50,000
Exercise price per share | $ / shares								$ 2.00
Expiration period								5 years
Vesting period								12 months
Reverse stock split description									Effective on the date of this prospectus, the Board of Directors and stockholders have approved resolutions authorizing a reverse stock split of the outstanding shares of the Company’s common stock on the basis of 0.6786 shares for every one share of common stock.
Sale of convertible promissory notes | $	$ 150,000						$ 150,000
Accrued interest rate percentage	1000.00%						1000.00%
Subsequent Event [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Increase in outstanding balance additional, percentage	2.50%						2.50%
Increase in outstanding balance, percentage							10.00%
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Fair value of common shares issued for services, shares | shares									3,750
Fair value of common shares issued for services | $									$ 11,000
Subsequent Event [Member] | Geoffrey Andersen [Member] | Previously Reported [Member]
Subsequent Event [Line Items]
Discretionary cash bonus, percentage									100.00%
Unvested option shares, percentage									50.00%
Subsequent Event [Member] | Geoffrey Andersen [Member] | Previously Reported [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reimbursement expenses | $									$ 20,000
Subsequent Event [Member] | Geoffrey Andersen [Member] | Revision of Prior Period, Adjustment [Member]
Subsequent Event [Line Items]
Discretionary cash bonus, percentage									150.00%
Unvested option shares, percentage									100.00%
Subsequent Event [Member] | Geoffrey Andersen [Member] | Revision of Prior Period, Adjustment [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reimbursement expenses | $									$ 50,000
Subsequent Event [Member] | Geoffrey Andersen [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Annual base salary | $									$ 250,000
Term of agreement									two years
Options to purchase common stock | shares									500,000
Exercise price | shares									3.00
Number of options vested | shares									41,667
Proceeds for sale of equity | $									$ 5,000,000
Base salary | $									$ 325,000
Number of restricted stock units granted | shares									50,000
Subsequent Event [Member] | Geoffrey Andersen [Member] | 2022 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Stock option, expiration date									Dec. 08, 2027
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion price percentage	0.80
Subsequent Event [Member] | Common Stock [Member] | Qualified Public Offering [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001						$ 0.0001
Subsequent Event [Member] | Common Stock [Member] | Klausner [Member] | Voting Trust Agreement [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares | shares		50,000
Subsequent Event [Member] | Common Stock [Member] | Senior Convertible Note Holders [Member]
Subsequent Event [Line Items]
Common shares issued in private offerings, shares | shares			314,579
Aggregate value of common stock | $			$ 943,000
Share price | $ / shares			$ 3.00
Subsequent Event [Member] | Automobile Loan [Member]
Subsequent Event [Line Items]
Face amount | $					$ 49,000	$ 49,000
Loan term						71 months
Increase in outstanding balance additional, percentage					15.54%	15.54%
Principal and interest, payments | $						$ 1,066